REVENUES - Revenues by Geography (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 13,958	$ 10,855	$ 26,756	$ 20,309
Other revenues	668	380	1,342	755
Total revenues	14,626	11,235	28,098	21,064
Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	8,839	7,431	16,807	13,094
Other revenues	306	248	612	487
Total revenues	9,145	7,679	17,419	13,581
Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,444	877	2,608	1,857
Other revenues	358	128	722	259
Total revenues	1,802	1,005	3,330	2,116
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,675	2,547	7,341	5,358
Other revenues	4	4	8	9
Total revenues	3,679	2,551	7,349	5,367
Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
Other revenues	0	0	0	0
Total revenues	0	0	0	0
United Kingdom
Disclosure of operating segments [line items]
Revenues from contracts with customers	6,031	4,730	11,235	8,368
United Kingdom | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	5,833	4,603	10,866	8,141
United Kingdom | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	118	89	213	141
United Kingdom | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	80	38	156	86
United Kingdom | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
United States of America
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,184	1,407	4,242	2,923
United States of America | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	89	77	193	155
United States of America | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	556	307	1,001	684
United States of America | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,539	1,023	3,048	2,084
United States of America | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
Europe
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,882	1,651	3,969	3,037
Europe | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	656	717	1,481	1,020
Europe | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	452	318	878	632
Europe | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	774	616	1,610	1,385
Europe | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
Australia
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,219	1,211	2,344	2,273
Australia | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,111	1,193	2,157	2,236
Australia | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	65	0	111	7
Australia | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	43	18	76	30
Australia | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
Canada
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,161	710	2,059	1,395
Canada | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	938	569	1,637	1,088
Canada | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	51	21	74	52
Canada | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	172	120	348	255
Canada | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
Brazil
Disclosure of operating segments [line items]
Revenues from contracts with customers	576	292	1,097	536
Brazil | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	32	59	63	107
Brazil | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	33	20	60	23
Brazil | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	511	213	974	406
Brazil | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
Mexico
Disclosure of operating segments [line items]
Revenues from contracts with customers	226	200	435	388
Mexico | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
Mexico | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
Mexico | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	226	200	435	388
Mexico | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
Other
Disclosure of operating segments [line items]
Revenues from contracts with customers	679	654	1,375	1,389
Other | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	180	213	410	347
Other | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	169	122	271	318
Other | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	330	319	694	724
Other | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 0	$ 0	$ 0	$ 0